Allowance for Loan Losses - Allowance for Loan Losses (Details) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2020		Sep. 30, 2019
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance		$ 131,534	[1]	$ 129,257
Charge-offs		(5,755)		(11,476)
Recoveries		9,026		15,053
Provision & Transfers		14,400		(1,300)
Ending Allowance	[1]	166,955		131,534
Commercial loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance		93,470		88,178
Charge-offs		(4,318)		(6,317)
Recoveries		5,646		12,101
Provision & Transfers		19,260		(492)
Ending Allowance		109,923		93,470
Commercial loans | Multi-family
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance		7,391		8,329
Charge-offs		0		0
Recoveries		498		0
Provision & Transfers		2,951		(938)
Ending Allowance		13,853		7,391
Commercial loans | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance		13,170		11,852
Charge-offs		(111)		(428)
Recoveries		2,447		1,102
Provision & Transfers		7,156		644
Ending Allowance		22,516		13,170
Commercial loans | Commercial & industrial
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance		31,450		28,702
Charge-offs		(4,196)		(5,782)
Recoveries		443		3,443
Provision & Transfers		10,183		5,087
Ending Allowance		38,665		31,450
Commercial loans | Construction
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance		32,304		31,317
Charge-offs		0		0
Recoveries		188		99
Provision & Transfers		1,200		888
Ending Allowance		24,156		32,304
Commercial loans | Land - acquisition & development
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance		9,155		7,978
Charge-offs		(11)		(107)
Recoveries		2,070		7,457
Provision & Transfers		(2,230)		(6,173)
Ending Allowance		10,733		9,155
Consumer loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance		38,064		41,079
Charge-offs		(1,437)		(5,159)
Recoveries		3,380		2,952
Provision & Transfers		(4,860)		(808)
Ending Allowance		57,032		38,064
Consumer loans | Construction
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance		1,369		1,842
Charge-offs		0		(1,973)
Recoveries		0		0
Provision & Transfers		675		1,500
Ending Allowance		3,555		1,369
Consumer loans | Single-family residential
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance		30,988		33,033
Charge-offs		(131)		(268)
Recoveries		1,394		1,020
Provision & Transfers		(3,848)		(2,797)
Ending Allowance		45,186		30,988
Consumer loans | Land - consumer lot loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance		2,143		2,164
Charge-offs		(237)		(804)
Recoveries		639		719
Provision & Transfers		(308)		64
Ending Allowance		2,729		2,143
Consumer loans | HELOC
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance		1,103		781
Charge-offs		0		(1,086)
Recoveries		95		46
Provision & Transfers		428		1,362
Ending Allowance		2,571		1,103
Consumer loans | Consumer
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance		2,461		3,259
Charge-offs		(1,069)		(1,028)
Recoveries		1,252		1,167
Provision & Transfers		(1,807)		(937)
Ending Allowance		$ 2,991		$ 2,461

[1]	Effective October 1, 2019, the Company has applied FASB ASU 2016-13, Financial Instruments - Credit Losses ("ASC 326"), which requires the use of the current expected credit loss methodology ("CECL"). Prior to October 1, 2019, the calculation was based on incurred loss methodology. See Note E "Allowance for Loan Losses" for details.